UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Developing Communications Fund

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

AFDC-QTLY-1204

1.809086.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
51Job, Inc. ADR	2,500	$ 67,500
COMMUNICATIONS EQUIPMENT - 55.7%
3Com Corp. (a)	14,300	59,202
Aastra Technologies Ltd. (a)	1,500	19,337
Adtran, Inc.	2,900	62,640
Adva AG Optical Networking (a)	11,320	72,286
Alcatel SA sponsored ADR (a)	17,940	262,103
Alvarion Ltd. (a)	14,000	187,600
Andrew Corp. (a)	2,200	30,756
AudioCodes Ltd. (a)	10,300	135,754
Avaya, Inc. (a)	11,450	164,880
Bookham, Inc. (a)	570	2,844
Brooktrout, Inc. (a)	3,500	32,305
C-COR.net Corp. (a)	24	180
Carrier Access Corp. (a)	1,600	14,144
CIENA Corp. (a)	35,750	88,303
Comverse Technology, Inc. (a)	38,160	787,623
Ditech Communications Corp. (a)	50	1,147
Enterasys Networks, Inc. (a)	99,530	139,342
Extreme Networks, Inc. (a)	27,620	161,577
F5 Networks, Inc. (a)	3,900	155,805
Foundry Networks, Inc. (a)	3,080	37,360
Harmonic, Inc. (a)	23,000	191,360
InterDigital Communication Corp. (a)	1,600	25,440
Ixia (a)	3,900	49,803
Juniper Networks, Inc. (a)	25,650	682,547
Marconi Corp. PLC (a)	20,209	196,826
Motorola, Inc.	39,000	673,140
NMS Communications Corp. (a)	11,600	50,634
Nokia Corp. sponsored ADR	28,300	436,386
Oplink Communications, Inc. (a)	3,100	5,968
Packeteer, Inc. (a)	12,100	149,314
Polycom, Inc. (a)	1,500	30,975
Powerwave Technologies, Inc. (a)	17,540	131,024
QUALCOMM, Inc.	17,000	710,770
Redback Networks, Inc. (a)	33,400	150,634
REMEC, Inc. (a)	25,900	142,709
Research in Motion Ltd. (a)	5,740	505,965
Riverstone Networks, Inc. (a)	106,500	108,630
Sierra Wireless, Inc. (a)	3,700	63,193
SiRF Technology Holdings, Inc.	11,600	137,344
Sonus Networks, Inc. (a)	29,700	175,230
SpectraLink Corp.	300	3,660
Stratex Networks, Inc. (a)	8,700	15,790
Tekelec (a)	5,320	118,742
Telefonaktiebolaget LM Ericsson ADR (a)	22	636
Telson Electronics Co. Ltd. (a)	16,942	0
Tut Systems, Inc. (a)	2,400	7,296
Westell Technologies, Inc. Class A (a)	6,300	35,343
WJ Communications, Inc. (a)	4,049	7,977
TOTAL COMMUNICATIONS EQUIPMENT		7,222,524

	Shares	Value
COMPUTERS & PERIPHERALS - 2.3%
Compal Electronics, Inc.	5,299	$ 4,753
Concurrent Computer Corp. (a)	17	33
Emulex Corp. (a)	2,120	22,281
Hutchinson Technology, Inc. (a)	1,100	36,971
Maxtor Corp. (a)	10,900	32,264
NEC Corp. ADR	90	493
QLogic Corp. (a)	1,500	48,750
Seagate Technology	900	11,376
Storage Technology Corp. (a)	1,200	32,424
Synaptics, Inc. (a)	700	22,148
Western Digital Corp. (a)	10,300	85,799
TOTAL COMPUTERS & PERIPHERALS		297,292
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
Hutchison Telecommunications International Ltd. ADR	4,400	44,440
Philippine Long Distance Telephone Co. sponsored ADR (a)	1,000	25,100
PT Indosat Tbk sponsored ADR	700	18,284
PT Telkomunikasi Indonesia Tbk sponsored ADR	1,000	19,070
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		106,894
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.5%
Aeroflex, Inc. (a)	26,700	296,370
AU Optronics Corp. sponsored ADR	8,375	87,938
CellStar Corp. (a)	5,400	20,520
Ingram Micro, Inc. Class A (a)	2,960	51,060
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		455,888
HOUSEHOLD DURABLES - 0.5%
LG Electronics, Inc.	1,070	60,406
INTERNET SOFTWARE & SERVICES - 3.7%
AsiaInfo Holdings, Inc. (a)	7,800	36,660
InfoSpace, Inc. (a)	5,500	288,750
Netease.com, Inc. sponsored ADR (a)	400	18,604
Openwave Systems, Inc. (a)	6,307	74,233
RealNetworks, Inc. (a)	6,300	30,555
Sina Corp. (a)	200	6,700
Tom Online, Inc. ADR	2,300	27,554
TOTAL INTERNET SOFTWARE & SERVICES		483,056
MEDIA - 2.5%
EchoStar Communications Corp. Class A (a)	1,800	56,916
News Corp. Ltd. sponsored ADR	267	8,394
Time Warner, Inc. (a)	15,300	254,592
TOTAL MEDIA		319,902
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.6%
Advanced Energy Industries, Inc. (a)	9,100	$ 89,726
Agere Systems, Inc. Class B (a)	69,850	80,328
Amkor Technology, Inc. (a)	3,200	15,936
Applied Materials, Inc. (a)	2,700	43,470
Atheros Communications, Inc.	1,300	15,600
Cypress Semiconductor Corp. (a)	2,700	28,431
Fairchild Semiconductor International, Inc. (a)	1,900	27,303
FormFactor, Inc. (a)	1,200	28,140
Freescale Semiconductor, Inc. Class A	20,400	317,016
Helix Technology Corp.	2,900	40,716
Integrated Circuit Systems, Inc. (a)	1,100	24,805
Integrated Device Technology, Inc. (a)	2,900	34,278
Intersil Corp. Class A	7,400	120,768
KLA-Tencor Corp. (a)	2,300	104,719
LTX Corp. (a)	5,100	33,150
Marvell Technology Group Ltd. (a)	2,000	57,140
Microtune, Inc. (a)	2,300	10,143
Mindspeed Technologies, Inc. (a)	97,781	231,741
National Semiconductor Corp. (a)	5,100	85,170
O2Micro International Ltd. (a)	6,500	79,040
RF Micro Devices, Inc. (a)	2,100	13,671
Rohm Co. Ltd.	800	82,241
Silicon Laboratories, Inc. (a)	1,300	38,961
Teradyne, Inc. (a)	1,200	19,872
Texas Instruments, Inc.	3,200	78,240
Varian Semiconductor Equipment Associates, Inc. (a)	2,000	69,220
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,769,825
SOFTWARE - 3.2%
Intervoice, Inc. (a)	10,400	128,752
JAMDAT Mobile, Inc.	100	2,930
Macrovision Corp. (a)	4,736	128,061
RADWARE Ltd. (a)	5,300	130,910
Ulticom, Inc. (a)	1,398	24,032
TOTAL SOFTWARE		414,685
WIRELESS TELECOMMUNICATION SERVICES - 7.0%
Centennial Communications Corp. Class A (a)	800	4,992
Crown Castle International Corp. (a)	6,100	93,391
Leap Wireless International, Inc. (a)	1,800	36,270
Nextel Communications, Inc. Class A (a)	4,900	129,801
Nextel Partners, Inc. Class A (a)	7,400	124,616
NII Holdings, Inc. (a)	2,700	119,529
SpectraSite, Inc. (a)	1,300	66,690

	Shares	Value
Telesystem International Wireless, Inc. (a)	11,920	$ 130,177
Wireless Facilities, Inc. (a)	26,833	198,028
TOTAL WIRELESS TELECOMMUNICATION SERVICES		903,494
TOTAL COMMON STOCKS (Cost $12,436,136)		12,101,466
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 1.79% (b) (Cost $422,606)	422,606	422,606
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $12,858,742)		12,524,072
NET OTHER ASSETS - 3.5%		448,066
NET ASSETS - 100%		$ 12,972,138
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $13,165,746. Net unrealized depreciation aggregated $641,674, of which $1,252,633 related to appreciated investment securities and $1,894,307 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Cyclical Industries Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

AFCY-QTLY-1204

1.809093.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
AEROSPACE & DEFENSE - 17.7%
BAE Systems PLC	38,700	$ 169,436
BE Aerospace, Inc. (a)	28,500	244,530
Bombardier, Inc. Class B (sub. vtg.)	1,600	3,679
DRS Technologies, Inc. (a)	17,900	648,338
EADS NV	4,879	139,546
EDO Corp.	18,440	515,951
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	9,600	254,784
General Dynamics Corp.	3,900	398,268
Goodrich Corp.	14,200	437,786
Honeywell International, Inc.	85,200	2,869,536
L-3 Communications Holdings, Inc.	5,400	356,022
Lockheed Martin Corp.	35,414	1,950,957
Northrop Grumman Corp.	26,354	1,363,820
Precision Castparts Corp.	16,100	966,000
Raytheon Co.	13,700	499,776
Rockwell Collins, Inc.	15,040	533,469
The Boeing Co.	43,100	2,150,690
United Defense Industries, Inc. (a)	15,800	634,212
TOTAL AEROSPACE & DEFENSE		14,136,800
AIR FREIGHT & LOGISTICS - 10.1%
C.H. Robinson Worldwide, Inc.	7,900	426,126
CNF, Inc.	7,700	337,106
Dynamex, Inc. (a)	26,940	557,658
EGL, Inc. (a)	17,600	562,848
Expeditors International of Washington, Inc.	19,300	1,102,030
FedEx Corp.	21,800	1,986,416
Forward Air Corp. (a)	11,780	484,983
Hub Group, Inc. Class A (a)	5,268	211,879
Park-Ohio Holdings Corp. (a)	10,500	219,450
Ryder System, Inc.	4,500	225,450
United Parcel Service, Inc. Class B	21,100	1,670,698
UTI Worldwide, Inc.	4,600	299,000
TOTAL AIR FREIGHT & LOGISTICS		8,083,644
AIRLINES - 2.8%
AirTran Holdings, Inc. (a)	67,600	785,512
Alaska Air Group, Inc. (a)	2,300	60,582
AMR Corp. (a)	600	4,632
Continental Airlines, Inc. Class B (a)	21,900	203,232
Frontier Airlines, Inc. (a)	10,004	83,633
Southwest Airlines Co.	67,700	1,067,629
TOTAL AIRLINES		2,205,220
AUTO COMPONENTS - 0.3%
American Axle & Manufacturing Holdings, Inc.	200	5,740
Amerigon, Inc. (a)	1,400	4,438

	Shares	Value
Delphi Corp.	100	$ 841
Gentex Corp.	2,900	95,729
Goodyear Tire & Rubber Co. (a)	200	2,016
Johnson Controls, Inc.	2,800	160,580
TOTAL AUTO COMPONENTS		269,344
AUTOMOBILES - 0.1%
Ford Motor Co.	600	7,818
Hyundai Motor Co.	1,150	55,779
TOTAL AUTOMOBILES		63,597
BUILDING PRODUCTS - 1.6%
American Standard Companies, Inc. (a)	19,200	702,144
Masco Corp.	16,200	555,012
TOTAL BUILDING PRODUCTS		1,257,156
CHEMICALS - 18.8%
Agrium, Inc.	20,400	340,042
Air Products & Chemicals, Inc.	19,200	1,021,056
Airgas, Inc.	11,100	273,060
Albemarle Corp.	4,800	172,080
Cytec Industries, Inc.	10,500	488,355
Dow Chemical Co.	36,900	1,658,286
Eastman Chemical Co.	2,140	101,586
Ecolab, Inc.	24,600	832,710
Ferro Corp.	13,900	292,873
FMC Corp. (a)	8,200	359,570
Great Lakes Chemical Corp.	4,700	120,414
Hercules, Inc. (a)	13,200	188,496
Lyondell Chemical Co.	75,123	1,726,327
Millennium Chemicals, Inc. (a)	35,900	771,132
Minerals Technologies, Inc.	400	24,040
Monsanto Co.	18,000	769,500
Mosaic Co. (a)	23,800	357,952
NOVA Chemicals Corp.	20,500	800,406
Olin Corp.	102,200	1,911,140
Pioneer Companies, Inc. (a)	17,500	277,550
PolyOne Corp. (a)	25,900	196,063
Potash Corp. of Saskatchewan	10,000	670,444
PPG Industries, Inc.	5,400	344,250
Praxair, Inc.	25,600	1,080,320
Rohm & Haas Co.	300	12,717
Spartech Corp.	3,400	85,680
Valspar Corp.	2,300	107,318
TOTAL CHEMICALS		14,983,367
COMMERCIAL SERVICES & SUPPLIES - 1.7%
Allied Waste Industries, Inc. (a)	6,500	53,040
Central Parking Corp.	1,900	25,745
Herman Miller, Inc.	15,000	346,500
HNI Corp.	1,300	52,520
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Ionics, Inc. (a)	26	$ 741
United Rentals, Inc. (a)	10,300	159,135
Waste Connections, Inc. (a)	7,250	228,520
Waste Management, Inc.	18,400	524,032
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,390,233
CONSTRUCTION & ENGINEERING - 3.0%
Dycom Industries, Inc. (a)	30,500	995,825
EMCOR Group, Inc. (a)	2,600	102,882
Fluor Corp.	4,600	213,624
Granite Construction, Inc.	18,400	446,752
Jacobs Engineering Group, Inc. (a)	3,000	122,190
MasTec, Inc. (a)	11,000	76,010
Perini Corp. (a)	12,700	200,660
Shaw Group, Inc. (a)	300	3,657
Washington Group International, Inc. (a)	5,800	202,246
TOTAL CONSTRUCTION & ENGINEERING		2,363,846
CONSTRUCTION MATERIALS - 1.0%
Eagle Materials, Inc.	3,340	230,827
Texas Industries, Inc.	6,100	310,673
Vulcan Materials Co.	4,700	233,966
TOTAL CONSTRUCTION MATERIALS		775,466
CONTAINERS & PACKAGING - 0.0%
Owens-Illinois, Inc. (a)	900	16,677
ELECTRICAL EQUIPMENT - 1.0%
Baldor Electric Co.	100	2,343
Cooper Industries Ltd. Class A	1,600	102,240
Emerson Electric Co.	4,800	307,440
NEOMAX Co. Ltd.	4,000	62,928
Roper Industries, Inc.	4,900	302,134
TOTAL ELECTRICAL EQUIPMENT		777,085
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Cognex Corp.	3,000	76,800
Dionex Corp. (a)	933	52,248
Mettler-Toledo International, Inc. (a)	1,500	71,850
Molex, Inc.	2,400	70,968
Tech Data Corp. (a)	1,300	52,507
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		324,373
ENERGY EQUIPMENT & SERVICES - 0.0%
Willbros Group, Inc. (a)	100	1,477

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Millipore Corp. (a)	1,800	$ 82,782
Thermo Electron Corp. (a)	3,500	101,500
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		184,282
HOUSEHOLD DURABLES - 4.1%
Blount International, Inc. (a)	11,500	166,290
D.R. Horton, Inc.	17,700	531,000
Hovnanian Enterprises, Inc. Class A (a)	100	3,754
Interface, Inc. Class A (a)	18,300	159,027
KB Home	8,000	658,000
Maytag Corp.	7,700	133,980
Pulte Homes, Inc.	10,200	559,776
Ryland Group, Inc.	6,400	610,496
Standard Pacific Corp.	100	5,615
Toll Brothers, Inc. (a)	9,800	454,230
TOTAL HOUSEHOLD DURABLES		3,282,168
INDUSTRIAL CONGLOMERATES - 16.1%
3M Co.	41,260	3,200,538
Carlisle Companies, Inc.	700	40,691
General Electric Co.	107,400	3,664,488
Siemens AG sponsored ADR	23,800	1,778,812
Teleflex, Inc.	700	30,653
Tyco International Ltd.	134,500	4,189,674
TOTAL INDUSTRIAL CONGLOMERATES		12,904,856
MACHINERY - 7.1%
AGCO Corp. (a)	35,200	683,584
Briggs & Stratton Corp.	4,600	330,326
Caterpillar, Inc.	6,100	491,294
Danaher Corp.	6,200	341,806
Dover Corp.	9,800	384,846
IDEX Corp.	6,250	230,625
ITT Industries, Inc.	10,500	851,970
Kennametal, Inc.	876	40,760
Manitowoc Co., Inc.	10,900	384,770
Navistar International Corp. (a)	6,840	236,322
PACCAR, Inc.	1,950	135,155
Pall Corp.	11,200	289,632
Pentair, Inc.	7,300	272,874
SPX Corp.	14,900	571,415
Toro Co.	1,700	116,025
Wabash National Corp. (a)	12,900	317,082
TOTAL MACHINERY		5,678,486
MEDIA - 0.2%
EchoStar Communications Corp. Class A (a)	4,400	139,128
METALS & MINING - 0.2%
Massey Energy Co.	5,100	137,343
Common Stocks - continued
	Shares	Value
OFFICE ELECTRONICS - 0.0%
Xerox Corp. (a)	100	$ 1,477
OIL & GAS - 2.0%
Frontline Ltd. (NY Shares)	9,000	450,720
General Maritime Corp. (a)	5,800	220,400
Nippon Mining Holdings, Inc.	11,900	56,669
Teekay Shipping Corp.	9,100	420,420
Top Tankers, Inc.	26,200	448,020
TOTAL OIL & GAS		1,596,229
ROAD & RAIL - 5.1%
Burlington Northern Santa Fe Corp.	23,000	961,630
CSX Corp.	17,250	629,625
J.B. Hunt Transport Services, Inc.	4,500	183,870
Landstar System, Inc. (a)	4,025	273,459
Norfolk Southern Corp.	35,600	1,208,620
Swift Transportation Co., Inc. (a)	6,400	120,960
Union Pacific Corp.	11,500	724,155
TOTAL ROAD & RAIL		4,102,319
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Cabot Microelectronics Corp. (a)	800	28,824
TRADING COMPANIES & DISTRIBUTORS - 1.0%
Fastenal Co.	6,800	375,564
MSC Industrial Direct Co., Inc. Class A	5,600	191,184
W.W. Grainger, Inc.	4,040	236,704
TOTAL TRADING COMPANIES & DISTRIBUTORS		803,452
TOTAL COMMON STOCKS (Cost $67,052,609)		75,506,849
Nonconvertible Preferred Stocks - 0.1%

AUTOMOBILES - 0.1%
Porsche AG (non-vtg.) (Cost $96,547)	148	94,501
Money Market Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 1.79% (b)	6,000,585	$ 6,000,585
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	1,043,800	1,043,800
TOTAL MONEY MARKET FUNDS (Cost $7,044,385)		7,044,385
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $74,193,541)		82,645,735
NET OTHER ASSETS - (3.4)%		(2,735,430)
NET ASSETS - 100%		$ 79,910,305
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $74,661,950. Net unrealized appreciation aggregated $7,983,785, of which $9,481,926 related to appreciated investment securities and $1,498,141 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Natural Resources Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

ANR-QTLY-1204

1.809101.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.3%
Perini Corp. (a)	63,200	$ 998,560
CONTAINERS & PACKAGING - 1.4%
Packaging Corp. of America	100,000	2,193,000
Smurfit-Stone Container Corp. (a)	196,487	3,411,014
TOTAL CONTAINERS & PACKAGING		5,604,014
ENERGY EQUIPMENT & SERVICES - 25.8%
Baker Hughes, Inc.	136,750	5,857,003
BJ Services Co.	72,300	3,687,300
Core Laboratories NV (a)	32,100	796,080
FMC Technologies, Inc. (a)	29,500	891,785
Grant Prideco, Inc. (a)	227,800	4,683,568
Grey Wolf, Inc. (a)	105,200	544,936
Halliburton Co.	436,000	16,149,440
Helmerich & Payne, Inc.	200	5,710
Nabors Industries Ltd. (a)	85,400	4,194,848
National-Oilwell, Inc. (a)	98,300	3,313,693
Noble Corp. (a)	54,000	2,466,720
Oil States International, Inc. (a)	42,800	785,808
Pason Systems, Inc.	17,900	448,584
Precision Drilling Corp. (a)	41,100	2,544,599
Pride International, Inc. (a)	142,100	2,626,008
Schlumberger Ltd. (NY Shares)	294,700	18,548,418
Smith International, Inc. (a)	177,100	10,285,968
Superior Energy Services, Inc. (a)	255,700	3,295,973
TETRA Technologies, Inc. (a)	26,200	784,428
Transocean, Inc. (a)	125,100	4,409,775
Varco International, Inc. (a)	125,100	3,462,768
Weatherford International Ltd. (a)	183,300	9,579,258
Willbros Group, Inc. (a)	80,200	1,184,554
TOTAL ENERGY EQUIPMENT & SERVICES		100,547,224
GAS UTILITIES - 0.2%
Southern Union Co. (a)	37,300	819,481
MACHINERY - 0.3%
Bucyrus International, Inc. Class A	43,500	1,305,000
METALS & MINING - 14.0%
Alcan, Inc.	155,000	7,171,860
Alcoa, Inc.	390,900	12,704,250
Anglo American PLC ADR	200	4,448
Breakwater Resources Ltd. (a)	1,643,500	641,017
Cameco Corp.	21,300	1,727,646
CONSOL Energy, Inc.	67,500	2,389,500
Eldorado Gold Corp. (a)	284,600	911,393
Freeport-McMoRan Copper & Gold, Inc. Class B	55,797	2,020,967
Massey Energy Co.	34,600	931,778
Newmont Mining Corp.	403,700	19,183,824
Peabody Energy Corp.	51,200	3,265,536

	Shares	Value
Phelps Dodge Corp.	14,400	$ 1,260,576
Wheaton River Minerals Ltd. (a)	671,500	2,200,012
TOTAL METALS & MINING		54,412,807
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
Questar Corp.	25,600	1,228,800
OIL & GAS - 51.9%
Abraxas Petroleum Corp. (a)	217,200	597,300
Amerada Hess Corp.	10,200	823,242
BP PLC sponsored ADR	587,148	34,201,371
Burlington Resources, Inc.	78,900	3,274,350
Canadian Natural Resources Ltd.	83,500	3,515,934
ChevronTexaco Corp.	270,836	14,370,558
ConocoPhillips	281,199	23,707,888
Cross Timbers Royalty Trust	511	18,355
Denbury Resources, Inc. (a)	25,300	627,440
EnCana Corp.	164,032	8,135,265
Encore Acquisition Co. (a)	60,700	1,981,855
ENI Spa sponsored ADR	17,200	1,968,196
EOG Resources, Inc.	15,500	1,031,680
Exxon Mobil Corp.	707,360	34,816,260
Forest Oil Corp. (a)	31,500	960,750
Frontier Oil Corp.	24,500	602,210
Holly Corp.	110,900	2,722,595
Kerr-McGee Corp.	390	23,096
Kinder Morgan, Inc.	17,400	1,120,038
Marathon Oil Corp.	110,600	4,214,966
Newfield Exploration Co. (a)	42,500	2,473,500
Noble Energy, Inc.	200	11,600
Occidental Petroleum Corp.	167,700	9,362,691
Patina Oil & Gas Corp.	126,800	3,626,480
Petro-Canada	94,100	5,136,731
Pioneer Natural Resources Co.	30,000	972,000
Pogo Producing Co.	41,100	1,884,435
Premcor, Inc. (a)	78,000	3,045,120
Quicksilver Resources, Inc. (a)	114,100	3,608,983
Range Resources Corp.	109,800	1,723,860
Royal Dutch Petroleum Co. (NY Shares)	9,000	488,160
Sibneft sponsored ADR	700	26,061
Talisman Energy, Inc.	151,100	4,057,125
Tesoro Petroleum Corp. (a)	58,200	1,762,296
Total SA sponsored ADR	135,200	14,098,656
Ultra Petroleum Corp. (a)	36,900	1,793,340
Valero Energy Corp.	230,800	9,917,476
TOTAL OIL & GAS		202,701,863
PAPER & FOREST PRODUCTS - 4.6%
Bowater, Inc.	200	7,368
Canfor Corp. (a)	2,629	31,582
Domtar, Inc.	100	1,221
Georgia-Pacific Corp.	91,900	3,178,821
International Paper Co.	200,100	7,705,851
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
MeadWestvaco Corp.	59,937	$ 1,889,814
Weyerhaeuser Co.	83,000	5,199,120
TOTAL PAPER & FOREST PRODUCTS		18,013,777
SPECIALTY RETAIL - 0.1%
Boise Cascade Corp.	11,100	327,672
TOTAL COMMON STOCKS (Cost $299,980,357)		385,959,198
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 1.79% (b) (Cost $4,461,072)	4,461,072	4,461,072
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $304,441,429)		390,420,270
NET OTHER ASSETS - 0.0%		(87,977)
NET ASSETS - 100%		$ 390,332,293
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $305,815,382. Net unrealized appreciation aggregated $84,604,888, of which $85,903,909 related to appreciated investment securities and $1,299,021 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Telecommunications &
Utilities Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

AFUG-QTLY-1204

1.809068.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Adesa, Inc.	5,900	$ 118,885
CONSTRUCTION & ENGINEERING - 0.6%
Dycom Industries, Inc. (a)	41,200	1,345,180
DIVERSIFIED TELECOMMUNICATION SERVICES - 38.3%
ALLTEL Corp.	20,700	1,137,051
BellSouth Corp.	689,300	18,383,631
Citizens Communications Co.	645,300	8,647,020
Qwest Communications International, Inc. (a)	1,149,000	3,929,580
SBC Communications, Inc.	801,600	20,248,416
Sprint Corp.	240,300	5,034,285
Verizon Communications, Inc.	558,000	21,817,800
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		79,197,783
ELECTRIC UTILITIES - 23.4%
Allete, Inc.	1,966	66,805
Entergy Corp.	95,500	6,241,880
Exelon Corp.	50,900	2,016,658
FirstEnergy Corp.	209,300	8,650,369
PG&E Corp. (a)	259,200	8,304,768
PPL Corp.	75,300	3,915,600
TXU Corp.	265,100	16,229,422
Westar Energy, Inc.	10,200	213,690
Wisconsin Energy Corp.	86,800	2,833,152
TOTAL ELECTRIC UTILITIES		48,472,344
GAS UTILITIES - 0.5%
KeySpan Corp.	18,700	747,065
UGI Corp.	6,200	239,506
TOTAL GAS UTILITIES		986,571
MEDIA - 7.9%
EchoStar Communications Corp. Class A (a)	299,300	9,463,866
The DIRECTV Group, Inc. (a)	327,224	5,487,546
XM Satellite Radio Holdings, Inc. Class A (a)	44,400	1,435,008
TOTAL MEDIA		16,386,420
MULTI-UTILITIES & UNREGULATED POWER - 6.0%
AES Corp. (a)	29,200	318,280
Constellation Energy Group, Inc.	48,600	1,974,132
Dominion Resources, Inc.	125,800	8,091,456
Equitable Resources, Inc.	12,000	663,600
Sierra Pacific Resources (a)	139,400	1,338,240
TOTAL MULTI-UTILITIES & UNREGULATED POWER		12,385,708

	Shares	Value
WATER UTILITIES - 0.1%
Aqua America, Inc.	11,362	$ 248,373
WIRELESS TELECOMMUNICATION SERVICES - 16.3%
American Tower Corp. Class A (a)	361,600	6,215,904
Crown Castle International Corp. (a)	154,800	2,369,988
Nextel Communications, Inc. Class A (a)	550,100	14,572,149
Nextel Partners, Inc. Class A (a)	198,900	3,349,476
NII Holdings, Inc. (a)	76,200	3,373,374
SpectraSite, Inc. (a)	38,400	1,969,920
Western Wireless Corp. Class A (a)	63,740	1,857,384
TOTAL WIRELESS TELECOMMUNICATION SERVICES		33,708,195
TOTAL COMMON STOCKS (Cost $163,254,035)		192,849,459
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 1.79% (b)	9,327,640	9,327,640
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	1,014,000	1,014,000
TOTAL MONEY MARKET FUNDS (Cost $10,341,640)		10,341,640
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $173,595,675)		203,191,099
NET OTHER ASSETS - 1.8%		3,726,704
NET ASSETS - 100%		$ 206,917,803
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $177,723,694. Net unrealized appreciation aggregated $25,467,405, of which $36,761,942 related to appreciated investment securities and $11,294,537 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Consumer Industries Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

AFCI-QTLY-1204

1.809085.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AUTOMOBILES - 2.0%
Harley-Davidson, Inc.	12,200	$ 702,354
Thor Industries, Inc.	12,500	347,625
TOTAL AUTOMOBILES		1,049,979
BEVERAGES - 3.0%
Anheuser-Busch Companies, Inc.	9,500	474,525
PepsiCo, Inc.	9,100	451,178
The Coca-Cola Co.	15,800	642,428
TOTAL BEVERAGES		1,568,131
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Apollo Group, Inc. Class A (a)	3,000	198,000
Bright Horizons Family Solutions, Inc. (a)	4,777	302,384
Cendant Corp.	20,700	426,213
R.R. Donnelley & Sons Co.	4,200	132,090
Strayer Education, Inc.	2,300	223,192
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,281,879
FOOD & STAPLES RETAILING - 6.3%
Costco Wholesale Corp.	13,700	656,778
CVS Corp.	8,100	352,026
Safeway, Inc. (a)	19,400	353,856
Sysco Corp.	200	6,454
Wal-Mart Stores, Inc.	33,980	1,832,202
Whole Foods Market, Inc.	900	73,287
TOTAL FOOD & STAPLES RETAILING		3,274,603
FOOD PRODUCTS - 3.3%
Bunge Ltd.	6,900	329,337
Dean Foods Co. (a)	13,350	398,498
Fresh Del Monte Produce, Inc.	9,500	249,565
Hershey Foods Corp.	200	10,138
Smithfield Foods, Inc. (a)	21,400	518,522
SunOpta, Inc. (a)	7,900	49,949
The J.M. Smucker Co.	4,000	178,000
TOTAL FOOD PRODUCTS		1,734,009
HOTELS, RESTAURANTS & LEISURE - 14.0%
Boyd Gaming Corp.	200	6,698
Brinker International, Inc. (a)	9,700	313,310
Caesars Entertainment, Inc. (a)	10,100	180,790
Carnival Corp. unit	13,800	697,728
CBRL Group, Inc.	3,700	134,162
Hilton Hotels Corp.	14,100	280,590
International Game Technology	8,300	274,232
Kerzner International Ltd. (a)	3,000	152,160
Krispy Kreme Doughnuts, Inc. (a)	21,500	227,900
McDonald's Corp.	52,200	1,521,630
MGM MIRAGE (a)	11,900	640,220

	Shares	Value
Outback Steakhouse, Inc.	13,000	$ 514,670
Royal Caribbean Cruises Ltd.	11,800	549,880
Starbucks Corp. (a)	2,900	153,352
Starwood Hotels & Resorts Worldwide, Inc. unit	15,600	744,588
Wendy's International, Inc.	13,840	461,841
Wyndham International, Inc. Class A (a)	262,500	186,375
Yum! Brands, Inc.	7,200	313,200
TOTAL HOTELS, RESTAURANTS & LEISURE		7,353,326
HOUSEHOLD PRODUCTS - 5.0%
Colgate-Palmolive Co.	12,800	571,136
Kimberly-Clark Corp.	2,900	173,043
Procter & Gamble Co.	36,470	1,866,535
TOTAL HOUSEHOLD PRODUCTS		2,610,714
INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	3,100	240,467
INTERNET & CATALOG RETAIL - 1.3%
Amazon.com, Inc. (a)	8,600	293,518
eBay, Inc. (a)	4,100	400,201
TOTAL INTERNET & CATALOG RETAIL		693,719
INTERNET SOFTWARE & SERVICES - 6.2%
Google, Inc. Class A	7,500	1,430,288
iVillage, Inc. (a)	47,100	241,388
Sina Corp. (a)	6,100	204,350
Sohu.com, Inc. (a)	4,300	72,025
Yahoo!, Inc. (a)	35,170	1,272,802
TOTAL INTERNET SOFTWARE & SERVICES		3,220,853
LEISURE EQUIPMENT & PRODUCTS - 4.4%
Brunswick Corp.	20,000	938,400
MarineMax, Inc. (a)	11,200	282,240
Polaris Industries, Inc.	10,800	640,980
SCP Pool Corp.	14,250	415,958
TOTAL LEISURE EQUIPMENT & PRODUCTS		2,277,578
MEDIA - 27.0%
ADVO, Inc.	6,000	191,700
Clear Channel Communications, Inc.	9,249	308,917
DreamWorks Animation SKG, Inc. Class A	100	3,905
E.W. Scripps Co. Class A	9,800	467,656
EchoStar Communications Corp. Class A (a)	3,800	120,156
Fox Entertainment Group, Inc. Class A (a)	46,700	1,385,122
Gannett Co., Inc.	6,880	570,696
Harte-Hanks, Inc.	4,400	113,256
JC Decaux SA (a)	24,500	611,063
Lamar Advertising Co. Class A (a)	13,220	547,572
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Liberty Media Corp. Class A (a)	54,100	$ 482,572
Liberty Media International, Inc. Class A (a)	5,240	188,902
McGraw-Hill Companies, Inc.	3,200	276,000
News Corp. Ltd. sponsored ADR	57,100	1,795,224
Omnicom Group, Inc.	8,200	646,980
Radio One, Inc. Class D (non-vtg.) (a)	8,400	123,396
Reuters Group PLC sponsored ADR	3,800	155,420
SBS Broadcasting SA (a)	3,900	134,316
Spanish Broadcasting System, Inc. Class A (a)	14,140	143,097
Time Warner, Inc. (a)	42,500	707,200
Univision Communications, Inc. Class A (a)	2,000	61,920
Viacom, Inc. Class B (non-vtg.)	99,497	3,630,643
Walt Disney Co.	43,000	1,084,460
Washington Post Co. Class B	400	366,000
TOTAL MEDIA		14,116,173
MULTILINE RETAIL - 4.6%
Big Lots, Inc. (a)	8,700	107,793
Family Dollar Stores, Inc.	9,000	265,950
Federated Department Stores, Inc.	5,400	272,430
JCPenney Co., Inc.	7,400	255,966
Neiman Marcus Group, Inc. Class A	1,900	115,577
Nordstrom, Inc.	4,500	194,310
Saks, Inc.	3,200	39,104
Target Corp.	23,200	1,160,464
TOTAL MULTILINE RETAIL		2,411,594
PERSONAL PRODUCTS - 2.9%
Alberto-Culver Co.	5,500	246,730
Avon Products, Inc.	19,300	763,315
Gillette Co.	12,100	501,908
TOTAL PERSONAL PRODUCTS		1,511,953
REAL ESTATE - 0.3%
MeriStar Hospitality Corp. (a)	24,700	144,248
SOFTWARE - 0.2%
Electronic Arts, Inc. (a)	2,900	130,268
SPECIALTY RETAIL - 12.4%
Aeropostale, Inc. (a)	4,400	138,820
American Eagle Outfitters, Inc.	24,500	1,001,560
Best Buy Co., Inc.	4,200	248,724
Chico's FAS, Inc. (a)	5,900	236,177
Foot Locker, Inc.	15,800	385,520
Gap, Inc.	5,600	111,888
Home Depot, Inc.	51,090	2,098,777
Hot Topic, Inc. (a)	4,350	89,436
Limited Brands, Inc.	8,100	200,718

	Shares	Value
Lowe's Companies, Inc.	9,700	$ 545,916
Office Depot, Inc. (a)	15,900	257,421
PETsMART, Inc.	4,500	143,910
Staples, Inc.	14,700	437,178
Steiner Leisure Ltd. (a)	11,272	274,924
Toys 'R' Us, Inc. (a)	9,200	165,692
West Marine, Inc. (a)	6,100	149,633
TOTAL SPECIALTY RETAIL		6,486,294
TEXTILES APPAREL & LUXURY GOODS - 3.2%
Coach, Inc. (a)	2,800	130,564
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,200	84,800
Liz Claiborne, Inc.	10,500	429,240
NIKE, Inc. Class B	6,900	561,039
Phoenix Footwear Group, Inc. (a)	10,900	72,485
Polo Ralph Lauren Corp. Class A	7,600	280,668
Quiksilver, Inc. (a)	4,900	133,525
TOTAL TEXTILES APPAREL & LUXURY GOODS		1,692,321
TOTAL COMMON STOCKS (Cost $47,224,854)		51,798,109
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 1.79% (b)	777,771	777,771
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	1,466,750	1,466,750
TOTAL MONEY MARKET FUNDS (Cost $2,244,521)		2,244,521
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $49,469,375)		54,042,630
NET OTHER ASSETS - (3.3)%		(1,702,425)
NET ASSETS - 100%		$ 52,340,205
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $49,506,936. Net unrealized appreciation aggregated $4,535,694, of which $6,788,373 related to appreciated investment securities and $2,252,679 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

ARE-QTLY-1204

1.809102.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 3.4%
Hotels, Resorts & Cruise Lines - 3.4%
Starwood Hotels & Resorts Worldwide, Inc. unit	76,010	$ 3,627,957
REAL ESTATE - 92.4%
REITs - Apartments - 15.1%
American Campus Communities, Inc.	46,200	873,180
Apartment Investment & Management Co. Class A	95,335	3,497,841
Archstone-Smith Trust	14,800	496,540
AvalonBay Communities, Inc.	21,200	1,387,964
BRE Properties, Inc. Class A	6,100	243,390
Cornerstone Realty Income Trust, Inc.	76,300	749,266
Equity Residential (SBI)	161,300	5,379,355
GMH Communities Trust	45,000	540,000
Home Properties of New York, Inc.	11,300	464,995
Post Properties, Inc.	11,000	352,990
United Dominion Realty Trust, Inc. (SBI)	89,800	1,892,984
TOTAL REITS - APARTMENTS		15,878,505
REITs - Health Care Facilities - 0.4%
Ventas, Inc.	16,140	434,166
REITs - Hotels - 4.0%
Eagle Hospitality Properties Trust, Inc.	18,400	174,800
Innkeepers USA Trust (SBI)	110,100	1,524,885
MeriStar Hospitality Corp. (a)	344,180	2,010,011
Sunstone Hotel Investors, Inc. New	29,800	502,130
TOTAL REITS - HOTELS		4,211,826
REITs - Industrial Buildings - 16.8%
Catellus Development Corp.	65,605	1,892,048
CenterPoint Properties Trust (SBI)	38,000	1,759,400
Duke Realty Corp.	96,410	3,287,581
Liberty Property Trust (SBI)	23,200	940,760
Plum Creek Timber Co., Inc.	10,600	384,674
ProLogis	145,890	5,686,792
Public Storage, Inc.	61,300	3,202,925
U-Store-It Trust	29,400	491,274
TOTAL REITS - INDUSTRIAL BUILDINGS		17,645,454
Common Stocks - continued
	Shares	Value
REAL ESTATE - CONTINUED
REITs - Malls - 16.8%
CBL & Associates Properties, Inc.	44,530	$ 2,918,942
General Growth Properties, Inc.	168,090	5,545,289
General Growth Properties, Inc. warrants 11/9/04 (a)	16,809	12,775
Simon Property Group, Inc.	110,400	6,438,527
The Rouse Co.	40,900	2,728,030
TOTAL REITS - MALLS		17,643,563
REITs - Management/Investment - 1.0%
Newcastle Investment Corp. (a)	36,230	1,109,000
REITs - Mobile Home Parks - 1.1%
Manufactured Home Communities, Inc.	35,200	1,214,048
REITs - Mortgage - 0.5%
HomeBanc Mortgage Corp. Georgia	55,600	483,720
REITs - Office Buildings - 19.4%
Boston Properties, Inc.	74,300	4,437,196
CarrAmerica Realty Corp.	43,100	1,389,113
Equity Office Properties Trust	191,300	5,379,356
Highwoods Properties, Inc. (SBI)	84,300	2,091,483
Kilroy Realty Corp.	19,200	763,200
Reckson Associates Realty Corp.	122,870	3,729,105
Shurgard Storage Centers, Inc. Class A	17,800	706,660
SL Green Realty Corp.	31,800	1,743,276
Trizec Properties, Inc.	9,700	154,715
TOTAL REITS - OFFICE BUILDINGS		20,394,104
REITs - Prisons - 1.1%
Correctional Properties Trust	43,500	1,173,630
REITs - Shopping Centers - 16.2%
Acadia Realty Trust (SBI)	23,700	364,980
Equity One, Inc.	47,800	1,003,322
Federal Realty Investment Trust (SBI)	28,560	1,355,172
Inland Real Estate Corp.	49,100	738,464
Kimco Realty Corp.	78,400	4,276,720
Pan Pacific Retail Properties, Inc.	34,990	1,982,184
Price Legacy Corp.	26,996	507,795
Common Stocks - continued
	Shares	Value
REAL ESTATE - CONTINUED
REITs - Shopping Centers - continued
Vornado Realty Trust	87,850	$ 5,903,520
Weingarten Realty Investors (SBI)	25,400	918,464
TOTAL REITS - SHOPPING CENTERS		17,050,621
TOTAL REAL ESTATE		97,238,637
TOTAL COMMON STOCKS (Cost $84,824,121)		100,866,594
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 1.79% (b) (Cost $4,803,520)	4,803,520	4,803,520
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $89,627,641)		105,670,114
NET OTHER ASSETS - (0.4)%		(443,893)
NET ASSETS - 100%		$ 105,226,221
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $89,859,138. Net unrealized appreciation aggregated $15,810,976, of which $16,057,802 related to appreciated investment securities and $246,826 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

AFHC-QTLY-1204

1.809075.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BIOTECHNOLOGY - 15.4%
Affymetrix, Inc. (a)	56,600	$ 1,726,300
Alkermes, Inc. (a)	110,864	1,371,388
Amgen, Inc. (a)	582,900	33,108,720
Biogen Idec, Inc. (a)	157,800	9,177,648
Celgene Corp. (a)	204,200	6,048,404
Charles River Laboratories International, Inc. (a)	15,408	720,940
Genentech, Inc. (a)	743,500	33,851,555
Genzyme Corp. - General Division (a)	153,200	8,038,404
ImClone Systems, Inc. (a)	49,500	2,168,100
MedImmune, Inc. (a)	208,230	5,917,897
Millennium Pharmaceuticals, Inc. (a)	496,100	6,439,378
Neurocrine Biosciences, Inc. (a)	83,700	3,896,235
OSI Pharmaceuticals, Inc. (a)	26,000	1,689,480
Protein Design Labs, Inc. (a)	59,600	1,141,340
TOTAL BIOTECHNOLOGY		115,295,789
HEALTH CARE EQUIPMENT & SUPPLIES - 31.7%
Alcon, Inc.	224,500	15,984,400
Animas Corp.	200	2,854
Aspect Medical Systems, Inc. (a)	12,800	230,144
Baxter International, Inc.	1,366,700	42,039,692
Biomet, Inc.	407,975	19,044,273
Boston Scientific Corp. (a)	365,500	12,902,150
Cytyc Corp. (a)	242,900	6,337,261
Dade Behring Holdings, Inc. (a)	65,500	3,686,995
DJ Orthopedics, Inc. (a)	78,900	1,345,245
Edwards Lifesciences Corp. (a)	165,400	5,653,372
Epix Pharmaceuticals, Inc. (a)	102,500	1,602,075
Foxhollow Technologies, Inc.	600	12,348
Guidant Corp.	395,900	26,374,858
Hospira, Inc. (a)	4,182	133,448
IntraLase Corp.	4,600	88,458
Kinetic Concepts, Inc.	69,100	3,443,253
Medtronic, Inc.	1,061,696	54,263,283
Novoste Corp. (a)(d)	12,500	19,500
ResMed, Inc. (a)	66,300	3,116,100
Respironics, Inc. (a)	59,200	3,024,528
St. Jude Medical, Inc. (a)	287,000	21,975,590
Stereotaxis, Inc.	200,600	1,879,622
Thoratec Corp. (a)	44,200	388,076
Waters Corp. (a)	150,179	6,200,891
Zimmer Holdings, Inc. (a)	109,700	8,511,623
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		238,260,039

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 13.9%
Cardinal Health, Inc.	169,100	$ 7,905,425
Community Health Systems, Inc. (a)	61,900	1,660,158
DaVita, Inc. (a)	71,550	2,119,311
Health Net, Inc. (a)	93,500	2,268,310
IMS Health, Inc.	267,400	5,663,532
Laboratory Corp. of America Holdings (a)	100,300	4,593,740
McKesson Corp.	294,900	7,862,034
Omnicare, Inc.	158,700	4,378,533
PacifiCare Health Systems, Inc. (a)	269,990	9,617,044
Patterson Companies, Inc. (a)	50,800	1,905,000
Quest Diagnostics, Inc.	74,600	6,530,484
Tenet Healthcare Corp. (a)	346,500	3,714,480
UnitedHealth Group, Inc.	610,300	44,185,720
WebMD Corp. (a)	306,300	2,315,628
TOTAL HEALTH CARE PROVIDERS & SERVICES		104,719,399
PERSONAL PRODUCTS - 0.2%
NBTY, Inc. (a)	42,700	1,175,958
PHARMACEUTICALS - 37.9%
Abbott Laboratories	1,044,320	44,519,362
Allergan, Inc.	78,300	5,603,148
Barr Pharmaceuticals, Inc. (a)	97,402	3,667,185
Biovail Corp. (a)	215,470	4,033,925
Eli Lilly & Co.	476,400	26,159,124
Endo Pharmaceuticals Holdings, Inc. (a)	89,000	1,940,200
Forest Laboratories, Inc. (a)	87,000	3,880,200
Hollis-Eden Pharmaceutcals, Inc. (a)	165,100	1,678,242
Johnson & Johnson	1,168,462	68,214,810
King Pharmaceuticals, Inc. (a)	143,900	1,569,949
Medicis Pharmaceutical Corp. Class A	30,300	1,232,301
Merck & Co., Inc.	936,100	29,309,291
Perrigo Co.	112,100	2,037,978
Pfizer, Inc.	1,853,520	53,659,404
Schering-Plough Corp.	949,800	17,200,878
Sepracor, Inc. (a)	60,100	2,760,393
Watson Pharmaceuticals, Inc. (a)	102,300	2,867,469
Wyeth	366,420	14,528,553
TOTAL PHARMACEUTICALS		284,862,412
TOTAL COMMON STOCKS (Cost $694,523,289)		744,313,597
Nonconvertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (e) (Cost $236,500)	43,000	150,500
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 1.79% (b)	6,785,135	$ 6,785,135
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	2,254,350	2,254,350
TOTAL MONEY MARKET FUNDS (Cost $9,039,485)		9,039,485
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $703,799,274)		753,503,582
NET OTHER ASSETS - (0.3)%		(2,129,498)
NET ASSETS - 100%		$ 751,374,084
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,500 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 236,500
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $718,263,856. Net unrealized appreciation aggregated $35,239,726, of which $92,741,295 related to appreciated investment securities and $57,501,569 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

AFBT-QTLY-1204

1.809084.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 84.6%
Actelion Ltd. (Reg.) (a)	13,389	$ 1,536,516
Affymetrix, Inc. (a)	41,300	1,259,650
Alkermes, Inc. (a)	71,240	881,239
Amgen, Inc. (a)	23,710	1,346,728
Amylin Pharmaceuticals, Inc. (a)	7,600	161,880
Biogen Idec, Inc. (a)	97,734	5,684,210
Celgene Corp. (a)	145,240	4,302,009
Cephalon, Inc. (a)	64,799	3,088,968
Curis, Inc. (a)	40,700	151,811
Dendreon Corp. (a)	38,800	401,192
Dyax Corp. (a)	4,200	24,108
Enzon Pharmaceuticals, Inc. (a)	23,800	384,846
Genentech, Inc. (a)	112,600	5,126,678
Genta, Inc. (a)	13,700	34,250
Genzyme Corp. - General Division (a)	46,220	2,425,163
Gilead Sciences, Inc. (a)	62,900	2,178,227
Harvard Bioscience, Inc. (a)	300	1,137
ICOS Corp. (a)	25,800	581,016
ImClone Systems, Inc. (a)	51,764	2,267,263
ImmunoGen, Inc. (a)	56,300	298,953
Immunomedics, Inc. (a)	8,600	24,510
Invitrogen Corp. (a)	30,050	1,739,895
Ligand Pharmaceuticals, Inc. Class B (a)	42,800	381,562
Medarex, Inc. (a)	27,590	209,960
MedImmune, Inc. (a)	120,500	3,424,610
Millennium Pharmaceuticals, Inc. (a)	206,771	2,683,888
Neurocrine Biosciences, Inc. (a)	20,500	954,275
NPS Pharmaceuticals, Inc. (a)	11,900	203,252
Oscient Pharmaceuticals Corp. (a)	2,600	8,814
OSI Pharmaceuticals, Inc. (a)	3,500	227,430
Pharmion Corp.	15,104	694,029
Protein Design Labs, Inc. (a)	41,900	802,385
Regeneron Pharmaceuticals, Inc. (a)	19,822	144,106
Seattle Genetics, Inc. (a)	24,600	149,076
Serologicals Corp. (a)	26,300	621,995
Tanox, Inc. (a)	10,700	167,990
Techne Corp. (a)	17,810	641,516
Telik, Inc. (a)	8,900	164,205
Transkaryotic Therapies, Inc. (a)	12,440	215,336
XOMA Ltd. (a)	49,300	101,065
TOTAL BIOTECHNOLOGY		45,695,743
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Cholestech Corp. (a)	200	1,604
Cyberonics, Inc. (a)	1,300	24,401
Epix Pharmaceuticals, Inc. (a)	3,100	48,453
IntraLase Corp.	300	5,769
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		80,227
PHARMACEUTICALS - 14.8%
Cypress Bioscience, Inc. (a)	2,600	27,326

	Shares	Value
Elan Corp. PLC sponsored ADR (a)	132,600	$ 3,421,080
Guilford Pharmaceuticals, Inc. (a)	29,300	132,436
Medicines Co. (a)	18,200	484,848
Merck KGaA	15,626	873,251
MGI Pharma, Inc. (a)	40,800	1,088,136
Sepracor, Inc. (a)	41,096	1,887,539
SkyePharma PLC (a)	80,613	78,884
TOTAL PHARMACEUTICALS		7,993,500
TOTAL COMMON STOCKS (Cost $50,845,611)		53,769,470
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 1.79% (b) (Cost $191,215)	191,215	191,215
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $51,036,826)		53,960,685
NET OTHER ASSETS - 0.1%		53,243
NET ASSETS - 100%		$ 54,013,928
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $51,598,392. Net unrealized appreciation aggregated $2,362,293, of which $8,282,556 related to appreciated investment securities and $5,920,263 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

AFFS-QTLY-1204

1.809094.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CAPITAL MARKETS - 16.7%
American Capital Strategies Ltd.	12,100	$ 374,495
Ameritrade Holding Corp. (a)	532,700	6,935,754
Bank of New York Co., Inc.	45,760	1,485,370
Bear Stearns Companies, Inc.	21,500	2,037,125
Calamos Asset Management, Inc. Class A	15,400	300,300
Charles Schwab Corp.	390,500	3,573,075
E*TRADE Financial Corp. (a)	81,300	1,048,770
Federated Investors, Inc. Class B (non-vtg.)	20,200	585,598
Firstcity Financial Corp. (a)	27,900	263,655
Franklin Resources, Inc.	45,300	2,746,086
Goldman Sachs Group, Inc.	55,700	5,479,766
Janus Capital Group, Inc.	38,600	588,650
LaBranche & Co., Inc. (a)	31,500	223,335
Lehman Brothers Holdings, Inc.	94,300	7,746,745
Merrill Lynch & Co., Inc.	262,000	14,132,280
Morgan Stanley	388,100	19,828,029
Northern Trust Corp.	125,500	5,338,770
Piper Jaffray Companies (a)	2,479	108,407
State Street Corp.	109,600	4,937,480
TradeStation Group, Inc. (a)	155,600	963,164
Waddell & Reed Financial, Inc. Class A	67,867	1,425,886
TOTAL CAPITAL MARKETS		80,122,740
COMMERCIAL BANKS - 24.0%
Banco Popolare di Verona e Novara	103,500	1,841,040
Bank of America Corp.	969,702	43,432,951
Cathay General Bancorp	62,295	2,454,423
City National Corp.	10,100	695,890
East West Bancorp, Inc.	48,677	1,949,027
Hanmi Financial Corp.	52,500	1,594,950
HDFC Bank Ltd. sponsored ADR	46,800	1,645,956
M&T Bank Corp.	5,400	556,200
Mercantile Bankshares Corp.	14,400	701,856
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	177,500	1,506,975
Nara Bancorp, Inc.	4,700	89,817
National Bank of Canada	69,400	2,779,761
North Fork Bancorp, Inc., New York	81,156	3,578,980
Royal Bank of Canada	50,500	2,628,977
Silicon Valley Bancshares (a)	7,600	304,076
SouthTrust Corp.	31,300	1,363,741
SunTrust Banks, Inc.	26,151	1,840,507
Synovus Financial Corp.	1,100	29,909
U.S. Bancorp, Delaware	290,000	8,296,900
UCBH Holdings, Inc.	85,000	3,662,650
Valley National Bancorp	245	6,948
Wachovia Corp.	377,420	18,572,838

	Shares	Value
Wells Fargo & Co.	219,800	$ 13,126,456
Westcorp	62,900	2,510,968
TOTAL COMMERCIAL BANKS		115,171,796
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Asset Acceptance Capital Corp.	246,148	4,486,047
CONSUMER FINANCE - 10.9%
American Express Co.	322,700	17,125,689
AmeriCredit Corp. (a)	39,700	770,180
Capital One Financial Corp.	100,900	7,442,384
First Marblehead Corp.	92,700	4,968,720
MBNA Corp.	732,575	18,775,897
SLM Corp.	70,200	3,177,252
TOTAL CONSUMER FINANCE		52,260,122
DIVERSIFIED FINANCIAL SERVICES - 10.3%
Archipelago Holdings, Inc.	52,000	884,000
Chicago Mercantile Exchange Holdings, Inc. Class A	400	70,292
CIT Group, Inc.	134,100	5,417,640
Citigroup, Inc.	546,469	24,246,830
Encore Capital Group, Inc. (a)	30,500	572,638
J.P. Morgan Chase & Co.	439,394	16,960,608
Principal Financial Group, Inc.	32,400	1,223,424
TOTAL DIVERSIFIED FINANCIAL SERVICES		49,375,432
INDUSTRIAL CONGLOMERATES - 0.7%
General Electric Co.	93,000	3,173,160
INSURANCE - 20.9%
ACE Ltd.	219,400	8,350,364
AFLAC, Inc.	119,200	4,276,896
Allstate Corp.	20,500	985,845
AMBAC Financial Group, Inc.	18,650	1,455,819
American International Group, Inc.	608,160	36,921,394
Berkshire Hathaway, Inc. Class B (a)	3,824	10,722,496
Endurance Specialty Holdings Ltd.	139,270	4,616,801
Fidelity National Financial, Inc.	32,350	1,220,889
Genworth Financial, Inc. Class A	26,700	637,062
Hartford Financial Services Group, Inc.	81,500	4,766,120
HCC Insurance Holdings, Inc.	28,100	834,570
Lincoln National Corp.	6,500	284,700
Marsh & McLennan Companies, Inc.	49,100	1,358,106
MBIA, Inc.	51,000	2,950,860
MetLife, Inc.	129,100	4,950,985
Montpelier Re Holdings Ltd.	24,500	913,115
PartnerRe Ltd.	23,500	1,366,525
Protective Life Corp.	17,200	675,960
Scottish Re Group Ltd.	27,500	618,750
St. Paul Travelers Companies, Inc.	54,500	1,850,820
Sun Life Financial, Inc.	142,200	4,373,948
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Torchmark Corp.	17,500	$ 945,350
XL Capital Ltd. Class A	66,900	4,850,250
TOTAL INSURANCE		99,927,625
REAL ESTATE - 2.9%
Apartment Investment & Management Co. Class A	117,400	4,307,406
CBL & Associates Properties, Inc.	12,146	796,170
Duke Realty Corp.	23,000	784,300
Equity Residential (SBI)	29,600	987,160
Federal Realty Investment Trust (SBI)	7,400	351,130
Healthcare Realty Trust, Inc.	47,000	1,896,450
Manufactured Home Communities, Inc.	14,200	489,758
Reckson Associates Realty Corp.	25,400	770,890
Simon Property Group, Inc.	54,400	3,172,608
The Mills Corp.	9,500	526,775
Vornado Realty Trust	300	20,160
TOTAL REAL ESTATE		14,102,807
THRIFTS & MORTGAGE FINANCE - 7.6%
Countrywide Financial Corp.	167,933	5,362,101
Doral Financial Corp.	800	33,584
Fannie Mae	99,335	6,968,350
Freddie Mac	61,100	4,069,260
Golden West Financial Corp., Delaware	47,100	5,506,932
MGIC Investment Corp.	16,900	1,086,839
New York Community Bancorp, Inc.	56,933	1,045,290
Provident Financial Services, Inc.	83,500	1,503,000
Radian Group, Inc.	20,655	989,994
Sovereign Bancorp, Inc.	287,100	6,215,715
The PMI Group, Inc.	28,200	1,094,724
W Holding Co., Inc.	29,600	591,704
Washington Mutual, Inc.	49,500	1,916,145
TOTAL THRIFTS & MORTGAGE FINANCE		36,383,638
TOTAL COMMON STOCKS (Cost $366,771,045)		455,003,367
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 1.79% (b)	22,268,902	$ 22,268,902
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	232,500	232,500
TOTAL MONEY MARKET FUNDS (Cost $22,501,402)		22,501,402
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $389,272,447)		477,504,769
NET OTHER ASSETS - 0.4%		1,720,157
NET ASSETS - 100%		$ 479,224,926
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $391,192,879. Net unrealized appreciation aggregated $86,311,890, of which $94,125,055 related to appreciated investment securities and $7,813,165 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity ® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

AFEL-QTLY-1204

1.809067.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 0.3%
Affymetrix, Inc. (a)	4,000	$ 122,000
BUILDING PRODUCTS - 0.9%
Asahi Glass Co. Ltd. ADR	4,500	409,500
CHEMICALS - 1.0%
Nitto Denko Corp.	9,500	451,505
COMMUNICATIONS EQUIPMENT - 4.3%
Corning, Inc. (a)	123,400	1,412,930
Plantronics, Inc.	1,400	60,900
Scientific-Atlanta, Inc.	15,100	413,589
TOTAL COMMUNICATIONS EQUIPMENT		1,887,419
COMPUTERS & PERIPHERALS - 7.6%
Dell, Inc. (a)	75,600	2,650,536
QLogic Corp. (a)	9,200	299,000
Quanta Computer, Inc.	226,274	365,340
TOTAL COMPUTERS & PERIPHERALS		3,314,876
ELECTRONIC EQUIPMENT & INSTRUMENTS - 13.5%
Amphenol Corp. Class A (a)	10,360	355,659
Arrow Electronics, Inc. (a)	18,700	448,052
Avnet, Inc. (a)	4,900	83,104
AVX Corp.	34,900	418,800
Flextronics International Ltd. (a)	154,900	1,866,545
Hon Hai Precision Industries Co. Ltd.	347,949	1,279,645
Ingram Micro, Inc. Class A (a)	28,800	496,800
Solectron Corp. (a)	77,900	406,638
Staktek Holdings, Inc.	103,100	366,005
Veeco Instruments, Inc. (a)	5,000	97,700
World Peace Industrial Co. Ltd.	100,000	68,471
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		5,887,419
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leapfrog Enterprises, Inc. Class A (a)	12,700	154,940
OFFICE ELECTRONICS - 1.0%
Canon, Inc. ADR	9,000	445,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 69.1%
Advanced Micro Devices, Inc. (a)	75,000	1,261,500
Agere Systems, Inc. Class A (a)	235,000	284,350
Altera Corp. (a)	64,800	1,472,904
Analog Devices, Inc.	90,150	3,629,439
Applied Materials, Inc. (a)	39,760	640,136
ATI Technologies, Inc. (a)	28,500	514,842
ATMI, Inc. (a)	17,013	397,254
Axcelis Technologies, Inc. (a)	51,200	440,320
Broadcom Corp. Class A (a)	15,000	405,750
ClearSpeed Technology PLC	8,500	29,444

	Shares	Value
Cohu, Inc.	32,800	$ 514,304
Cypress Semiconductor Corp. (a)	19,100	201,123
DSP Group, Inc. (a)	67,800	1,344,474
FormFactor, Inc. (a)	16,000	375,200
Freescale Semiconductor, Inc. Class A	92	1,430
Integrated Circuit Systems, Inc. (a)	19,200	432,960
Intel Corp.	184,690	4,111,196
International Rectifier Corp. (a)	9,100	361,725
Intersil Corp. Class A	6,700	109,344
KLA-Tencor Corp. (a)	38,390	1,747,897
Lam Research Corp. (a)	50,930	1,325,708
Lattice Semiconductor Corp. (a)	27,600	137,172
Marvell Technology Group Ltd. (a)	68,400	1,954,188
Micronas Semiconductor Holding AG (a)	3,000	118,110
MKS Instruments, Inc. (a)	1,400	22,148
National Semiconductor Corp. (a)	177,620	2,966,254
O2Micro International Ltd. (a)	39,200	476,672
PMC-Sierra, Inc. (a)	10,300	105,678
Samsung Electronics Co. Ltd.	3,380	1,326,941
Semiconductor Manufacturing International Corp. sponsored ADR	5,000	53,950
Semtech Corp. (a)	5,500	114,840
Sigmatel, Inc. (a)	4,900	144,550
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	32,718	247,675
Teradyne, Inc. (a)	60,030	994,097
Texas Instruments, Inc.	27,480	671,886
Trident Microsystems, Inc. (a)	23,300	307,327
Ultratech, Inc. (a)	2,800	47,656
United Microelectronics Corp. (a)	107,000	64,626
Varian Semiconductor Equipment Associates, Inc. (a)	13,100	453,391
Volterra Semiconductor Corp.	8,500	144,500
Xilinx, Inc.	7,120	217,872
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		30,170,833
SOFTWARE - 0.7%
Cadence Design Systems, Inc. (a)	24,083	299,593
TOTAL COMMON STOCKS (Cost $46,015,941)		43,143,585
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 1.79% (b)(c) (Cost $1,517,542)	1,517,542	$ 1,517,542
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $47,533,483)		44,661,127
NET OTHER ASSETS - (2.3)%		(1,007,743)
NET ASSETS - 100%		$ 43,653,384
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $48,523,615. Net unrealized depreciation aggregated $3,862,488, of which $2,717,780 related to appreciated investment securities and $6,580,268 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

AFTF-QTLY-1204

1.809103.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 21.2%
Adtran, Inc.	166,140	$ 3,588,624
Alcatel SA sponsored ADR (a)	421,200	6,153,732
Alvarion Ltd. (a)	79,900	1,070,660
Andrew Corp. (a)	334,600	4,677,708
Avaya, Inc. (a)	718,500	10,346,400
Carrier Access Corp. (a)	135,100	1,194,284
Cisco Systems, Inc. (a)	2,962,500	56,909,625
Comverse Technology, Inc. (a)	237,000	4,891,680
Corning, Inc. (a)	233,200	2,670,140
CSR PLC	282,800	1,742,252
Enterasys Networks, Inc. (a)	966,100	1,352,540
Extreme Networks, Inc. (a)	453,700	2,654,145
F5 Networks, Inc. (a)	57,100	2,281,145
Foundry Networks, Inc. (a)	213,400	2,588,542
Harmonic, Inc. (a)	197,700	1,644,864
ITF Optical Technologies, Inc. Series A (d)	34,084	42,605
Juniper Networks, Inc. (a)	396,146	10,541,445
Lucent Technologies, Inc. (a)	4,240,300	15,053,065
Motorola, Inc.	1,562,000	26,960,120
Nokia Corp. sponsored ADR	306,000	4,718,520
Oplink Communications, Inc. (a)	459,100	883,768
OZ Optics Ltd. unit (d)	68,000	1,003,000
Plantronics, Inc.	99,900	4,345,650
Powerwave Technologies, Inc. (a)	411,300	3,072,411
QUALCOMM, Inc.	581,200	24,299,972
Research in Motion Ltd. (a)	78,100	6,884,292
Sierra Wireless, Inc. (a)	150,700	2,573,847
SiRF Technology Holdings, Inc.	700	8,288
Telefonaktiebolaget LM Ericsson ADR (a)	39,100	1,130,381
TOTAL COMMUNICATIONS EQUIPMENT		205,283,705
COMPUTERS & PERIPHERALS - 23.4%
Adaptec, Inc. (a)	294,800	2,299,440
Apple Computer, Inc. (a)	463,300	24,337,149
Compal Electronics, Inc.	1,933,179	1,734,052
Dell, Inc. (a)	2,155,000	75,554,300
Dot Hill Systems Corp. (a)	617,800	3,861,250
EMC Corp. (a)	4,553,472	58,603,185
Gateway, Inc. (a)	219,700	1,285,245
Hewlett-Packard Co.	103,600	1,933,176
International Business Machines Corp.	111,100	9,971,225
Lexmark International, Inc. Class A (a)	87,500	7,272,125
Network Appliance, Inc. (a)	108,900	2,664,783
PalmOne, Inc. (a)	34,168	989,847
QLogic Corp. (a)	147,800	4,803,500
Quanta Computer, Inc.	1,738,238	2,806,544
Seagate Technology	459,200	5,804,288
Storage Technology Corp. (a)	43,500	1,175,370
Sun Microsystems, Inc. (a)	3,015,800	13,661,574

	Shares	Value
Synaptics, Inc. (a)	78,000	$ 2,467,920
Western Digital Corp. (a)	536,300	4,467,379
TOTAL COMPUTERS & PERIPHERALS		225,692,352
ELECTRICAL EQUIPMENT - 0.2%
BYD Co. Ltd. (H Shares)	623,000	1,752,855
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%
Aeroflex, Inc. (a)	93,900	1,042,290
Arrow Electronics, Inc. (a)	104,200	2,496,632
Avnet, Inc. (a)	173,400	2,940,864
Benchmark Electronics, Inc. (a)	81,400	2,765,158
CDW Corp.	88,900	5,514,467
Celestica, Inc. (sub. vtg.) (a)	324,400	4,712,104
Flextronics International Ltd. (a)	147,800	1,780,990
Hon Hai Precision Industries Co. Ltd.	1,280,713	4,710,052
Sanmina-SCI Corp. (a)	194,300	1,554,400
Solectron Corp. (a)	371,000	1,936,620
Symbol Technologies, Inc.	350,500	5,148,845
Vishay Intertechnology, Inc. (a)	120,000	1,551,600
Xyratex Ltd.	120,000	1,402,800
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		37,556,822
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Waters Corp. (a)	20,100	829,929
HOUSEHOLD DURABLES - 0.5%
Harman International Industries, Inc.	22,300	2,680,014
LG Electronics, Inc.	33,080	1,867,491
ReignCom Ltd.	24,592	540,387
TOTAL HOUSEHOLD DURABLES		5,087,892
INTERNET & CATALOG RETAIL - 1.0%
Amazon.com, Inc. (a)	106,300	3,628,019
eBay, Inc. (a)	65,500	6,393,455
eLong, Inc. ADR	1,500	20,400
TOTAL INTERNET & CATALOG RETAIL		10,041,874
INTERNET SOFTWARE & SERVICES - 4.2%
DoubleClick, Inc. (a)	170,700	1,085,652
Google, Inc. Class A	66,500	12,681,883
Openwave Systems, Inc. (a)	205,466	2,418,335
SonicWALL, Inc. (a)	308,400	1,542,000
Supportsoft, Inc. (a)	307,400	1,558,518
VeriSign, Inc. (a)	89,000	2,387,870
Yahoo!, Inc. (a)	532,100	19,256,699
TOTAL INTERNET SOFTWARE & SERVICES		40,930,957
IT SERVICES - 0.5%
Ceridian Corp. (a)	118,200	2,038,950
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Infosys Technologies Ltd. sponsored ADR	46,200	$ 3,072,300
Kanbay International, Inc.	6,500	155,285
TOTAL IT SERVICES		5,266,535
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 26.4%
Advanced Micro Devices, Inc. (a)	150,000	2,523,000
Agere Systems, Inc. Class B (a)	281,700	323,955
Altera Corp. (a)	315,300	7,166,769
Analog Devices, Inc.	532,800	21,450,528
Applied Materials, Inc. (a)	540,200	8,697,220
ATI Technologies, Inc. (a)	126,300	2,281,562
ATMI, Inc. (a)	120,300	2,809,005
Axcelis Technologies, Inc. (a)	94,600	813,560
Broadcom Corp. Class A (a)	53,500	1,447,175
Cypress Semiconductor Corp. (a)	377,100	3,970,863
Fairchild Semiconductor International, Inc. (a)	139,300	2,001,741
Freescale Semiconductor, Inc. Class A	205,100	3,187,254
Integrated Circuit Systems, Inc. (a)	676,100	15,246,055
Integrated Device Technology, Inc. (a)	624,800	7,385,136
Intel Corp.	3,036,600	67,594,716
International Rectifier Corp. (a)	122,800	4,881,300
Intersil Corp. Class A	240,700	3,928,224
KLA-Tencor Corp. (a)	205,600	9,360,968
Lam Research Corp. (a)	147,600	3,842,028
Lattice Semiconductor Corp. (a)	98,800	491,036
Linear Technology Corp.	62,800	2,378,864
Marvell Technology Group Ltd. (a)	471,700	13,476,469
Mindspeed Technologies, Inc. (a)	617,500	1,463,475
National Semiconductor Corp. (a)	1,757,800	29,355,260
O2Micro International Ltd. (a)	40,200	488,832
ON Semiconductor Corp. (a)	312,300	1,124,280
PMC-Sierra, Inc. (a)	69,800	716,148
Samsung Electronics Co. Ltd.	12,341	4,844,904
Sigmatel, Inc. (a)	176,600	5,209,700
Taiwan Semiconductor Manufacturing Co. Ltd.	1,851,591	2,424,867
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	792,269	5,997,476
Teradyne, Inc. (a)	546,100	9,043,416
Texas Instruments, Inc.	67,000	1,638,150
Trident Microsystems, Inc. (a)	25,000	329,750
United Microelectronics Corp. (a)	2,432,000	1,468,871

	Shares	Value
United Microelectronics Corp. sponsored ADR (a)	1,337,423	$ 4,680,981
Xilinx, Inc.	9,300	284,580
Zoran Corp. (a)	33,900	342,051
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		254,670,169
SOFTWARE - 17.1%
Adobe Systems, Inc.	2,800	156,884
Amdocs Ltd. (a)	35,800	900,370
JAMDAT Mobile, Inc.	800	23,440
Lawson Software, Inc. (a)	149,200	853,424
Macrovision Corp. (a)	72,600	1,963,104
McAfee, Inc. (a)	200,100	4,842,420
Microsoft Corp.	3,096,500	86,671,035
Novell, Inc. (a)	566,200	4,070,978
Oracle Corp. (a)	2,018,000	25,547,880
PeopleSoft, Inc. (a)	61,800	1,283,586
Quest Software, Inc. (a)	449,400	6,592,698
Red Hat, Inc. (a)	692,400	8,890,416
SAP AG sponsored ADR	62,200	2,652,830
Siebel Systems, Inc. (a)	469,700	4,462,150
Symantec Corp. (a)	99,500	5,665,530
THQ, Inc. (a)	104,500	1,975,050
VERITAS Software Corp. (a)	396,900	8,684,172
TOTAL SOFTWARE		165,235,967
SPECIALTY RETAIL - 0.0%
Best Buy Co., Inc.	1,100	65,142
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
American Tower Corp. Class A (a)	88,700	1,524,753
Leap Wireless International, Inc. (a)	74,100	1,493,115
Nextel Communications, Inc. Class A (a)	95,700	2,535,093
TOTAL WIRELESS TELECOMMUNICATION SERVICES		5,552,961
TOTAL COMMON STOCKS (Cost $945,235,073)		957,967,160
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	17,200	0
Procket Networks, Inc. Series C (a)(d)	276,000	3
TOTAL COMMUNICATIONS EQUIPMENT		3
SOFTWARE - 0.0%
Monterey Design Systems Series E (d)	34,200	30,780
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,779,308)		30,783
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 1.79% (b)	4,580,462	$ 4,580,462
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	7,854,911	7,854,911
TOTAL MONEY MARKET FUNDS (Cost $12,435,373)		12,435,373
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $962,449,754)		970,433,316
NET OTHER ASSETS - (0.4)%		(3,891,520)
NET ASSETS - 100%		$ 966,541,796
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,076,388 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $975,230,544. Net unrealized depreciation aggregated $4,797,228, of which $105,695,658 related to appreciated investment securities and $110,492,886 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004